INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P. (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2021
Schedule of ownership percentages

	2021	2020
U.S. Feeder	32.02%	25.08%
Cayman Feeder	54.63	65.81
Total	86.65%	90.89%

Schedule of capital withdrawals payable

	2021	2020
Direct investors (1)	$894,583	$990,861
U.S. Feeder	1,449,036	2,272,143
Cayman Feeder	41,777,144	50,956,669
Total	$44,120,763	$54,219,673

(1)	Includes profit share to the General Partner of $894,583 at December 31, 2021. Includes profit share to the General Partner of $622,309 and a limited partner redemption of $368,552, totaling $990,861 at December 31, 2020.